SCHEDULE OF RESTATEMENT CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash
Total Current Assets	45,842	81,223
TOTAL ASSETS	6,714,364	19,982,392
Current Liabilities:
Accounts Payable	1,030,615	152,005
Other Current Liabilities	358,939	238,939
Total Current Liabilities	15,616,047	403,328
TOTAL LIABILITIES	15,616,047	403,328
Stockholders Equity:
Additional paid-in-capital	8,802,978	10,964,930
Accumulated Deficit	(24,373,902)	(11,287,754)
Total shareholders’ deficit	(15,570,205)	(322,105)	$ (9,937,901)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	6,714,364	19,982,392
Aspire Biopharma Inc [Member]
Current Assets:
Cash	3,633	11,174
Prepaid Expenses	144,356	35,000
Total Current Assets	147,989	46,174
TOTAL ASSETS	147,989	46,174
Current Liabilities:
Accounts Payable	310,219	172,773
Short-term loans from shareholders	1,266,832	360,636
Other Current Liabilities	111,026	626
Total Current Liabilities	1,688,077	534,035
TOTAL LIABILITIES	1,688,077	534,035
Stockholders Equity:
Common stock - Par Value $0.001	$ 22,000	$ 22,000
Common stock par value	$ 0.00005	$ 0.00005
Additional paid-in-capital	$ 1,215,113	$ 957,500
Accumulated Deficit	(2,777,233)	(1,467,361)
Total shareholders’ deficit	(1,540,088)	(487,861)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	$ 147,989	46,174
Previously Reported [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash		11,174
Prepaid Expenses		35,000
Total Current Assets		46,174
TOTAL ASSETS		46,174
Current Liabilities:
Accounts Payable		172,773
Short-term loans from shareholders		360,636
Other Current Liabilities		626
Total Current Liabilities		534,035
TOTAL LIABILITIES		534,035
Stockholders Equity:
Common stock - Par Value $0.001		221,500
Common stock par value	$ 0.01
Additional paid-in-capital		758,000
Accumulated Deficit		(1,467,361)
Total shareholders’ deficit		(487,861)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT		46,174
Revision of Prior Period, Adjustment [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash		11,174
Prepaid Expenses		35,000
Total Current Assets		46,174
TOTAL ASSETS		46,174
Current Liabilities:
Accounts Payable		172,773
Short-term loans from shareholders		360,636
Other Current Liabilities		626
Total Current Liabilities		534,035
TOTAL LIABILITIES		534,035
Stockholders Equity:
Common stock - Par Value $0.001		$ 22,000
Common stock par value		$ 0.001
Additional paid-in-capital		$ 957,500
Accumulated Deficit		(1,467,361)
Total shareholders’ deficit		(487,861)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT		46,174
Revision of Prior Period, Reclassification, Adjustment [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash
Prepaid Expenses
Total Current Assets
TOTAL ASSETS
Current Liabilities:
Accounts Payable
Short-term loans from shareholders
Other Current Liabilities
Total Current Liabilities
TOTAL LIABILITIES
Stockholders Equity:
Common stock - Par Value $0.001		(199,500)
Additional paid-in-capital		199,500
Accumulated Deficit
Total shareholders’ deficit
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT